Trade receivables	12 Months Ended
Dec. 31, 2021
Disclosure of trade receivables [abstract]
Trade receivables
15. Trade receivables
(USD millions)	2021	2020

Total gross trade receivables	8 088	8 310

Provisions for doubtful trade receivables	-83	-93

Total trade receivables, net	8 005	8 217

The following table summarizes the movement in the provision for doubtful trade receivables:
(USD millions)	2021	2020	2019

January 1	-93	-95	-126

Provisions related to discontinued operations [1]			54

Provisions for doubtful trade receivables charged to the consolidated income statement	-39	-59	-89

Utilization of provisions for doubtful trade receivables	9	13	12

Reversal of provisions for doubtful trade receivables credited to the consolidated income statement	34	53	53

Currency translation effects	6	-5	1

December 31	-83	-93	-95

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
The following table shows the trade receivables that are not overdue as specified in the payment terms and conditions established with Novartis customers, as well as an analysis of overdue amounts and related provisions for doubtful trade receivables:
(USD millions)	2021	2020

Not overdue	7 639	7 714

Past due for not more than one month	162	150

Past due for more than one month but less than three months	99	118

Past due for more than three months but less than six months	63	102

Past due for more than six months but less than one year	28	77

Past due for more than one year	97	149

Provisions for doubtful trade receivables	-83	-93

Total trade receivables, net	8 005	8 217

Trade receivable balances represent amounts due from our customers, which are mainly drug wholesalers, retailers, private health systems, government agencies, managed care providers, pharmacy benefit managers and government-supported healthcare systems. Novartis continues to monitor sovereign debt issues and economic conditions in the countries in which it operates, particularly in Argentina, Brazil, Greece, Italy, Portugal, Russia, Spain and Turkey, and evaluates trade receivables in these countries for potential collection risks. The majority of the outstanding trade receivables from Portugal, Spain and Greece are due directly from local governments or from government-funded entities. Deteriorating credit and economic conditions as well as other factors in these closely monitored countries have resulted in, and may continue to result in, an increase in the average length of time that it takes to collect these trade receivables, and may require the Group to re-evaluate the expected credit loss amount of these trade receivables in future periods.
The following table shows the gross trade receivables balance from these closely monitored countries at December 31, 2021 and 2020; the amounts that are past due for more than one year; and the related provisions for doubtful trade receivables that have been recorded:
(USD millions)	2021	2020

Total balance of gross trade receivables from closely monitored countries	1 336	1 505

Past due for more than one year	27	55

Provisions for doubtful trade receivables	24	27

At December 31, 2021, amounts past due for more than one year are not significant in any of these countries on a standalone basis.
Total trade receivables include amounts denominated in the following major currencies:
(USD millions)	2021	2020

US dollar (USD)	3 344	3 311

Euro (EUR)	1 408	1 668

Russian ruble (RUB)	473	288

Japanese yen (JPY)	383	437

British pound (GBP)	200	191

Chinese yuan (CNY)	197	208

Australian dollar (AUD)	139	153

Canadian dollar (CAD)	139	125

Brazilian real (BRL)	129	148

Swiss franc (CHF)	106	124

Other currencies	1 487	1 564

Total trade receivables, net	8 005	8 217